11. Share Capital: Schedule of Continuity of Common Share Purchase Warrants (Details) - Common Share Purchase Warrants - $ / shares	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	125,671,365	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.06	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	17,910,000	130,721,365
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.05	$ 0.06
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(17,810,000)	(5,050,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.05	$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	125,771,365	125,671,365
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.06	$ 0.06